UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23964

Diamond Hill Securitized Credit Fund

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Sheelyn Michael, Diamond Hill Funds

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

With copy to:

Nathan J. Green, Esq.

Sidley Austin LLP

787 Seventh Avenue

New York, NY 10019

Registrant’s telephone number, including area code: 888-226-5595

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2026

Diamond Hill Securitized Credit Fund

This material must be preceded or accompanied by a current prospectus.
Not FDIC insured | No bank guarantee | May lose value

Table of Contents

Our Shared Investment Principles	1
Financial Statements
Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Other Items	25
Schedule of Shareholder Expenses	27

Our Shared Investment Principles

Our shared investment principles

Active, fundamental approach

An active, research-driven approach that capitalizes on our intellectual curiosity and unique insights is essential to deliver better returns than benchmarks or peers.

Ownership

Investing with an ownership mentality requires deep due diligence to build the conviction needed to invest over the long term.

Long term

Focusing on the long term allows us to look beyond near-term noise, allowing clients to realize the benefits of our deep, disciplined research process.

Valuation discipline

We believe the best way to compound returns is to take an ownership stake in an investment at a discount to its underlying value and have the discipline to wait for that value to be realized.

Strategic capacity management

Prudent capacity management protects our ability to generate competitive long-term investment results for our clients.

DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM 1

DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM 1

Diamond Hill Securitized Credit Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 95.8%
ABS-Other — 7.1%
Accelerated Assets, LLC, Series 2021-1H, Class D (a)	3.580%	10/20/40	$402,980	$364,022
ACHD Trust, Series 2025-DS1, Class B (a)	9.380%	01/09/34	1,000,000	1,009,507
ACHD Trust, Series 2026-DS1, Class C (a)	10.417%	07/10/34	3,000,000	2,998,085
US Bank NA, Series 2025-SUP2, Class R (1* SOFR30A + 650) (a)(b)	10.128%	09/25/32	3,431,100	3,461,770
US Bank NA, Series 2026-SUP1, Class R (1* SOFR30A + 650) (a)(b)	1.009%	06/27/33	4,000,000	3,999,836
				11,833,220
Agency MBS CMO Derivatives — 0.5%
FHLMC, Series 3866, Class DS (IO) (-2* SOFR30A + 921) (b)	1.685%	05/15/41	318,205	242,514
GNMA, Series 2021-158, Class MT (IO) (-3.33* SOFR30A + 11) (b)	0.000%	08/20/51	1,605,260	603,661
				846,175
Auto Loan — 9.0%
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G (a)	11.395%	09/15/32	795,735	804,954
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class G (a)	10.219%	06/15/33	1,299,512	1,298,687
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class G (a)	10.783%	09/15/33	568,421	565,572

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 9.0% continued
Ally Bank Auto Credit-Linked Notes, Series 2026-A, Class G (a)	10.580%	03/15/34	$2,781,627	$2,777,021
Merchants Fleet Funding, LLC, Series 2025-1A, Class E (a)	8.480%	01/20/39	1,000,000	994,733
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class E (a)	10.739%	04/25/34	1,750,000	1,758,758
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class G (a)	11.049%	01/16/34	1,500,000	1,510,016
Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class G (a)	11.524%	07/17/34	1,250,000	1,253,444
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class D (a)	9.685%	09/26/33	1,539,685	1,535,944
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class D (a)	11.124%	06/26/34	2,600,000	2,609,301
				15,108,430
Credit Cards — 8.3%
Genesis Sales Finance Master Trust, Series 2024-B, Class F (a)	13.370%	12/20/32	2,000,000	1,940,051
Mission Lane Credit Card Master Trust, Series 2026-A, Class F (a)	11.100%	07/15/32	6,000,000	5,960,134
Perimeter Master Note Business Trust, Series 2025-1A, Class D (a)	12.800%	12/16/30	6,000,000	5,947,117
				13,847,302

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Diamond Hill Securitized Credit Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 95.8% continued
Equipment — 2.0%
CPF IV, LLC, CP EF Asset Securitization, LLC, Series 2026-1A, Class E (a)	6.200%	01/17/34	$575,000	$538,544
US Bank Credit-Linked Notes, Series 2026-RVM1, Class F (a)	10.192%	12/25/46	2,881,829	2,862,869
				3,401,413
HECM — 25.4%
Boston Lending Trust, Series 2021-1, Class A (a)	2.000%	07/25/61	1,337,235	1,200,191
Brean Asset Backed Securities Trust, Series 2025-RM10, Class M4 (a)	5.000%	01/25/65	1,930,504	1,610,387
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M4 (a)	4.500%	07/25/65	2,447,251	1,912,142
Brean Asset Backed Securities Trust, Series 2025-RM13, Class M4 (a)	4.250%	10/25/65	1,800,626	1,362,198
Brean Asset Backed Securities Trust, Series 2026-RM14, Class M4 (a)	4.250%	01/25/66	1,730,929	1,279,836
Brean Asset Backed Securities Trust, Series 2026-RM15, Class M4 (a)	4.250%	04/25/66	1,663,663	1,187,754
Brean Asset Backed Securities Trust, Series 2026-RM16, Class M4 (a)	4.250%	05/25/66	1,000,000	731,574

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 25.4% continued
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M3 (a)	4.500%	03/25/78	$1,188,715	$1,071,523
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M2 (a)	4.500%	03/25/78	2,008,627	1,852,845
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M4 (a)	4.500%	03/25/78	5,720,202	4,993,349
Finance of America, Series 2025-HB1, Class M5 (a)	6.000%	11/25/28	3,100,000	2,935,038
Ocwen Loan Investment Trust, Series 2025-HB2, Class M5 (a)	3.000%	11/25/38	5,600,000	4,464,270
Onity Loan Investment Trust, Series 2025-HB1, Class M4 (a)	3.000%	06/25/38	2,000,000	1,765,197
Onity Loan Investment Trust, Series 2026-HB2, Class M5 (a)	3.000%	05/25/39	5,000,000	3,926,604
Onity Loan Investment Trust, Series 2026-HB3, Class M5 (a)(b)	3.000%	06/25/39	4,000,000	3,107,200
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (a)	4.704%	11/25/31	1,580,000	1,492,666
RMF Buyout Issuance Trust, Series 2020-HB1, Class AB (a)	1.744%	10/25/50	2,110,278	1,968,799

DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM 3

Diamond Hill Securitized Credit Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 95.8% continued
HECM — 25.4% continued
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (a)	3.630%	10/25/50	$2,500,000	$2,175,845
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (a)	4.000%	08/25/62	3,750,000	3,450,313
				42,487,731
Laboratory — 6.2%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (a)(b)	7.713%	08/13/41	2,550,000	2,398,776
Life Financial Services Trust, Series 2021-BMR, Class F (1* TSFR1M + 246) (a)(b)	6.090%	03/15/38	2,275,000	2,063,929
Life Financial Services Trust, Series 2021-BMR, Class G (1* TSFR1M + 306) (a)(b)	6.689%	03/15/38	1,225,000	1,081,210
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(b)	5.719%	05/15/39	3,050,000	2,561,997
Life Financial Services Trust, Series 2022-BMR2, Class D (1* TSFR1M + 254) (a)(b)	6.167%	05/15/39	3,000,000	2,339,997
				10,445,909
Multifamily — 1.5%
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (a)(b)	9.128%	07/25/41	2,500,000	2,513,747

	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency MBS 2.0 - 1.2%
Flagstar Mortgage Trust, Series 2019-2, Class B5 (a)	4.000%	12/25/49	$906,706	$635,580
JP Morgan Mortgage Trust, Series 2018-1, Class B5 (a)	3.576%	06/25/48	928,000	621,750
JP Morgan Mortgage Trust, Series 2018-3, Class B5 (a)	3.698%	09/25/48	993,601	684,845
				1,942,175
Office — 4.1%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class D (a)(c)	3.289%	01/15/32	775,000	445,609
COLEM Mortgage Trust, Series 2022-HLNE, Class B (a)(b)	2.461%	04/12/42	2,000,000	1,884,943
COLEM Mortgage Trust, Series 2022-HLNE, Class D (a)	2.461%	04/12/42	1,800,000	1,579,449
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (a)	8.623%	09/15/40	3,000,000	2,956,121
				6,866,122
Residential Transition Loan — 4.8%
Builder Circle Mortgage Trust, Series 2026-RTL1, Class M (a)	9.359%	05/25/31	2,750,000	2,751,844
Colony American Finance Ltd., Series 2026-R1, Class A2 (a)	10.054%	03/25/36	1,500,000	1,491,976
LHOME Mortgage Trust, Series 2026-RTL1, Class M2 (a)	7.694%	01/25/41	1,400,000	1,399,758
ROC Mortgage Trust, Series 2025-RTL1, Class M2 (a)	8.539%	02/25/40	2,400,000	2,401,192
				8,044,770

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Diamond Hill Securitized Credit Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 95.8% continued
Second Lien — 4.4%
Point Securitization Trust, Series 2025-2, Class B1 (a)	7.000%	09/25/55	$1,200,000	$1,062,903
Point Securitization Trust, Series 2026-1, Class B1 (a)	7.000%	02/25/56	1,900,000	1,669,731
Splitero Trust, Series 2025-1, Class B1 (a)	7.000%	12/25/55	1,750,000	1,592,937
Splitero Trust, Series 2026-1, Class B1 (a)	6.750%	06/25/56	2,150,000	1,909,189
Unlock HEA Trust, Series 2025-2, Class C (a)	6.000%	11/25/41	1,500,000	1,165,898
				7,400,658
Small Business — 8.8%
CPC Asset Securitization, LLC, Series 2025-1A, Class D (a)	11.240%	07/15/31	2,580,000	2,595,900
FOR A Financial Asset Securitization, Series 2026-1A, Class D (a)	10.210%	06/15/32	3,531,000	3,528,476
FOR A Financial Asset Securitization, Series 2026-1A, Class E (a)	12.780%	06/15/32	1,375,000	1,375,185
Kapitus Asset Securitization, LLC, Series 2024-1A, Class D (a)	9.900%	09/10/31	2,100,000	2,126,644
Mulligan Asset Securitization Loans, Series 2024-1, Class C (a)	12.057%	10/15/31	2,500,000	2,540,803
Mulligan Asset Securitization Loans, Series 2024-1, Class C NEW (a)	12.057%	10/15/31	1,000,000	1,016,321

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 8.8% continued
Mulligan Asset Securitization, LLC, Series 2026-1A, Class D (a)	10.170%	05/15/33	$1,525,000	$1,524,220
				14,707,549
Unsecured Consumer — 12.5%
AMCR ABS Trust, Series 2026-A, Class D (a)	13.270%	05/18/33	3,000,000	3,103,858
Avant Loans Funding Trust, Series 2026-REV1, Class F (a)	10.750%	05/15/36	2,000,000	2,028,318
Freedom Financial, Series 2022-4FP, Class CTF (a)(c)	0.000%	12/18/29	25,976	4,000,304
Marlette Funding Trust, Series 2024-1, Class R (a)(c)	0.000%	09/15/33	5,000	565,000
Oportun Funding, LLC, Series 2025-D, Class E (a)	10.820%	02/08/33	2,000,000	2,004,502
Oportun Funding, LLC, Series 2025-B, Class E (a)	9.400%	05/09/33	1,000,000	1,005,810
Oportun Funding, LLC, Series 2025-C, Class E (a)	9.200%	07/08/33	1,800,000	1,799,273
Pagaya AI Debt Selection Trust, Series 2026-1, Class E (a)	9.232%	09/15/33	1,499,022	1,492,841
Pagaya Point of Sale Holdings, Series 2025-1, Class F (a)	12.000%	01/20/34	2,000,000	1,975,053
Pagaya Point of Sale Holdings Grantor Trust, Series 2025-2, Class F (a)	12.000%	07/20/33	3,000,000	2,918,922
				20,893,881
Total Securitized
(Cost $156,360,850)				$160,339,082

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Diamond Hill Securitized Credit Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 3.8%
State Street Institutional US Government Money Market Fund - Premier Class, 3.58% (d) (Cost $6,321,322)	6,321,322	$6,321,322

Total Investment Securities — 99.6%
(Cost $162,682,172)		$166,660,404

Other Assets in Excess of Liabilities — 0.4%		759,193

Net Assets — 100.0%		$167,419,597

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2026 was $159,492,907, representing 95.3% of net assets.

(b)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2026. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(c)

Illiquid and fair valued security, using observable inputs, as adopted under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2026 was $5,010,913, representing 3.0% of net assets.

(d)	The rate shown is the 7-day effective yield as of June 30, 2026.

IO - Interest Only

NA - National Association

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR

See accompanying Notes to Financial Statements.

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Diamond Hill Securitized Credit Fund
Tabular Presentation of Schedule of Investments
June 30, 2026 (Unaudited)

Sector Allocation	% of Net Assets
Securitized	95.8%
Registered Investment Companies	3.8%
Other
Net Other Assets (Liabilities)	0.4%
100.0%

Bloomberg US Aggregate Bond Index Sector Allocation	% of Index
Treasury	46.1%
Agency RMBS/CMBS	24.4%
Corporate Credit	24.0%
Non-Corporate Credit	3.8%
Non-Agency RMBS/CMBS	0.7%
Agency	0.6%
Asset-Backed Securities	0.4%
100.0%

DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM 7

Diamond Hill Securitized Credit Fund
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments at cost	$162,682,172
Investments at fair value	$166,660,404
Receivable for fund shares issued	343,633
Receivable for dividends and interest	602,305
Total Assets	167,606,342

Liabilities
Payable to Investment Adviser	169,138
Payable to Administrator	13,831
Other accrued expenses	3,776
Total Liabilities	186,745

Contingencies and Commitments	—

Net Assets	$167,419,597

Components of Net Assets
Paid-in capital	$162,275,508
Accumulated earnings	5,144,089
Net Assets	$167,419,597
Net Assets
Class I Shares	$915,264
Class R Shares	$166,504,333
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class I Shares	86,041
Class R Shares	15,665,391
Net Asset Value, offering and redemption price per share:
Class I Shares	$10.64
Class R Shares	$10.63

See accompanying Notes to Financial Statements.

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Diamond Hill Securitized Credit Fund
Statement of Operations
For the six months ended June 30, 2026 (Unaudited)

Investment Income
Dividends	$114,408
Interest	7,724,169
Total investment income	7,838,577

Expenses
Investment management fees	898,782
Administration fees	73,681
Other fees	1,570
TOTAL EXPENSES	974,033

Net Investment Income	6,864,544

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	2,050,777
Net changes in unrealized appreciation (depreciation) on investments	(2,899,899)
Net Realized and Unrealized Losses on Investments	(849,122)

Change in Net Assets from Operations	$6,015,422

See accompanying Notes to Financial Statements.

DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM 9

Diamond Hill Securitized Credit Fund
Statements of Changes in Net Assets

	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
From Operations
Net investment income	$6,864,544	$5,785,649
Net realized gains (losses) on investment transactions	2,050,777	(2,069,227)
Net change in unrealized appreciation (depreciation) on investments	(2,899,899)	6,802,023
Change in Net Assets	6,015,422	10,518,445

Distributions to Shareholders
Class I Shares	(34,487)	(47,747)
Class R Shares	(5,879,770)	(6,289,253)
Change in Net Assets from Distributions to Shareholders	(5,914,257)	(6,337,000)
Change in Net Assets from Capital Transactions	34,508,372	76,572,383

Total Change in Net Assets	34,609,537	80,753,828

Net Assets:
Beginning of period	132,810,060	52,056,232
End of period	$167,419,597	$132,810,060

Capital Transactions
Class I Shares
Proceeds from shares sold	$—	$1,260,000
Reinvestment of distributions	34,487	47,747
Exchange to Class R Shares	—	(711,854)
Change in Net Assets from Class I Shares Transactions	34,487	595,893
Class R Shares
Proceeds from shares sold	38,896,687	76,493,746
Reinvestment of distributions	549,624	422,869
Exchange from Class I Shares	—	711,854
Payments for shares redeemed	(4,972,426)	(1,651,979)
Change in Net Assets from Class R Shares Transactions	34,473,885	75,976,490
Change in Net Assets from Capital Transactions	$34,508,372	$76,572,383
Share Transactions:
Class I Shares
Issued	—	122,899
Reinvested	3,249	4,546
Exchange to Class R Shares	—	(68,712)
Change in Shares Outstanding	3,249	58,733
Class R Shares
Issued	3,658,821	7,299,366
Reinvested	51,825	40,050
Exchange from Class I Shares	—	68,712
Redeemed	(466,551)	(153,672)
Change in Shares Outstanding	3,244,095	7,254,456
Change in Total Shares Outstanding	3,247,344	7,313,189

See accompanying Notes to Financial Statements.

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Diamond Hill Securitized Credit Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

	Net asset value beginning of period	Net investment income (B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Securitized Credit Fund (A)
Class I Shares
For the six months ended June 30, 2026 (Unaudited)	$10.63	0.48	(0.06)	0.42	(0.41)
For the year ended December 31, 2025	$10.03	0.57	0.65	1.22	(0.62)
For the period ended December 31, 2024	$10.07	0.03	0.03	0.06	(0.10)

Class R Shares
For the six months ended June 30, 2026 (Unaudited)	$10.62	0.50	(0.06)	0.44	(0.43)
For the year ended December 31, 2025	$10.03	0.62	0.63	1.25	(0.66)
For the period ended December 31, 2024	$10.00	0.19	0.03	0.22	(0.19)

(A) Inception date of Class I was December 13, 2024 and inception date of Class R was September 30, 2024.

(B) Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D) Not annualized.

(E) Annualized.

See accompanying Notes to Financial Statements.

12 DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value end of period	Total Return		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate (C)

—	(0.41)	$10.64	4.02	%(D)	$915	1.75	%(E)	9.04	%(E)	23	%(D)
—	(0.62)	$10.63	12.44%		$880	1.75%		5.47%		46%
—	(0.10)	$10.03	0.55	%(D)	$241	1.75	%(E)	6.47	%(E)	24	%(D)

—	(0.43)	$10.63	4.24	%(D)	$166,504	1.35	%(E)	9.54	%(E)	23	%(D)
—	(0.66)	$10.62	12.78%		$131,930	1.35%		5.92%		46%
—	(0.19)	$10.03	2.18	%(D)	$51,815	1.35	%(E)	7.57	%(E)	24	%(D)

DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM 13

Diamond Hill Securitized Credit Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

Organization

Diamond Hill Securitized Credit Fund (the “Fund”) is organized as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered, non-diversified, closed-end management investment company. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Fund’s investment objective is to seek to maximize total return. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securitized bond investments. Securitized bond investments are also referred to as “structured product securities” or “structured products.” Securitized bond investments include interests in pools of secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as agency and non-agency mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and collateralized mortgage obligations (“CMOs”), asset-backed securities (“ABS”), and other similar securities and related instruments. Shareholders will be given 60 days prior notice of any change in the Fund’s policy to invest at least 80% of net assets in securitized bond investments. The Fund commenced operations on September 30, 2024.

The Fund engages in a continuous offering of shares of beneficial interest of the Fund (“Shares”). The Fund currently offers two classes of shares: Class I Shares which are sold without any sales loads and subject to a $2,500 initial investment minimum and Class R Shares which are sold without any sales loads and subject to a $50,000,000 initial investment minimum. As of June 30, 2026, Class A Shares (to be sold without any sales loads, but subject to Distribution and Shareholder Servicing Fees of 0.50% of the average daily net assets of Class A Shares and subject to a $2,500 initial investment minimum) are not currently offered. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

On April 22, 2026, First Eagle Investment Management, LLC (“First Eagle”) acquired Diamond Hill Investment Group, LLC (“DHIG”), the parent company of Diamond Hill Capital Management, LLC (“DHCM” or the “Adviser”), the investment adviser to the Fund (the “Transaction”). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction did not result in any change of the portfolio management of the Fund or in the Fund’s investment objectives or policies.

14 DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”):

Segment Reporting — The Fund operates as a single operating segment which is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is represented by the Fund Operating Committee. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Fund computes its net asset value (“NAV”) once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Fund maximize the use of observable inputs and minimizes the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — other significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales price is not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported NAV per Share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM 15

Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are determined in good faith by the Valuation & Liquidity Committee of the Adviser as “valuation designee” under the oversight of the Board of Trustees of the Fund (the “Board”). In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Valuation & Liquidity Committee the “valuation designee” to perform the Fund’s fair value determinations. The Valuation & Liquidity Committee’s fair valuation process is subject to Board oversight and certain reporting and other requirements. When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the Fund’s investments and the inputs used to value the investments as of June 30, 2026:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Securitized*	$—	$160,339,082	$—	$160,339,082
Registered Investment Companies	6,321,322	—	—	6,321,322
Total	$6,321,322	$160,339,082	$—	$166,660,404

*	See Schedule of Investments for industry classification.

16 DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

There were no transfers into or out of Level 3 for the six months ended June 30, 2026.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Fund to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Fund receives cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Fund retains a portion of its respective net securities lending income and pays State Street the remaining portion. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Fund, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Fund. During the six months ended June 30, 2026, the Fund did not have any securities on loan.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Fund upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Income taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in the current tax year that remain subject to examination by all major tax jurisdictions, including federal and has concluded

DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM 17

Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or penalties and there were no federal, state, or local income taxes or any income taxes in foreign jurisdictions paid by the Fund.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of the Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Principal Risk Factors

The principal risks of investing in the Fund are summarized below. For a more comprehensive list of potential risks the Fund may be subject to, please refer to the Fund’s Prospectus and Statement of Additional Information.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk - The Fund may invest in asset-backed, mortgage-related, and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

CMOs and stripped mortgage-backed securities (“SMBSs”), including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in

18 DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default for “sub-prime” mortgages is generally higher than other types of MBS. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The values of IO and PO MBS are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the Adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

Closed-End Structure Risk - The Fund is a closed-end investment company. It is designed for long-term investors and not as a trading vehicle. Unlike the shares of many closed-end investment companies, the Shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer.

Credit Risk - There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in Shares. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Current Market Environment Risk - Various sectors of the financial markets may experience an extended period of adverse conditions. Market uncertainty may increase dramatically, and these conditions may result in disruptions of the global credit markets, periods of reduced liquidity, greater general volatility, volatility of credit spreads, and a contraction of availability of credit and lack of price transparency. In particular, certain types of securitized vehicles may come under stress due to economic factors and trends, such as higher than expected interest rates, property vacancies and consumer stress. The Fund anticipates that a significant portion of its net assets may be illiquid and subject to these risks.

DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM 19

Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

High Yield and Distressed Securities Risk - The Fund will purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. These investments may be issued by companies that are less creditworthy or financially distressed. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Liquidity Risk - The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities and may be magnified during times of market stress. The Fund may not be able to meet the requests to redeem Shares without significant dilution of remaining investors’ interest in the Fund.

Market Risk - The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of the Fund’s investments goes down, a shareholder’s investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, trade barriers, staff shortages and widespread public health issues affect the securities markets. These events may cause volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. In addition, governmental responses to these events may negatively impact the capabilities of the Fund’s service providers, disrupt the Fund’s operations, result in substantial market volatility and adversely impact the prices and liquidity of the Fund’s investments.

Non-Diversification Risk - The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

Investment Transactions

For the six months ended June 30, 2026, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations, and in-kind transactions) were as follows:

Purchases	Sales
$68,073,510	$31,537,152

Investment Advisory Fees and Other Transactions with Affiliates

At a special meeting of shareholders of the Fund held on April 17, 2026, shareholders approved a new investment management agreement (“Management Agreement”) and elected nine new Trustees to serve as the Board of the Fund. The newly elected Trustees began serving, and the new Management Agreement, which is substantially similar to

20 DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

the prior agreement, became effective, as of the Transaction closing date; the agreement provides for continuation of the Fund’s investment program without interruption. The Board also approved the appointment of Trustee Emeritus positions, the election of committee chairs and the election of officers.

As of June 30, 2026, the Fund receives investment management and advisory services from DHCM under a Management Agreement that provides for fees to be paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. The Management Agreement is subject to annual approval by the Board. In addition, the Fund has entered into an Administrative and Transfer Agency Services Agreement pursuant to which DHCM renders administrative, transfer agency, fund accounting and supervisory services to the Fund, and whereby DHCM is paid a fee monthly at an annual rate of 0.50% for Class A and Class I Shares and 0.10% for Class R Shares of each class’ average daily net assets. These administrative fees are used to pay most of the Fund’s operating expenses except advisory fees, fees and expenses of the custodian, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), expenses related to conducting shareholders’ meetings and proxy solicitations, extraordinary or non-recurring expenses, and expenses that the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Distribution and Servicing Plan on behalf of the Fund’s Class A Shares (the “Plan”). Under the Plan, Class A Shares pay a Distribution and Servicing Fee monthly at an annual rate of 0.50% (of which 0.25% is a shareholder service fee and the remaining portion is a distribution fee) of Class A Shares’ average daily net assets. Class I and Class R Shares are not subject to any Distribution Fees. The Fund has entered into a Distribution Agreement on behalf of the Fund with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of the Fund’s shares. As of June 30, 2026, no such Distribution and Servicing Fees were incurred by the Fund, as Class A Shares are not currently offered.

The Officers of the Fund are affiliated with DHCM and First Eagle. Such Officers receive no compensation from the Fund for serving in their respective roles.

Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, Northern Trust Company Custodian, for the benefit of Battelle Memorial Trust, owned as a record shareholder 32% of the outstanding shares of the Fund.

DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM 21

Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

Trustee Fees

The Independent and Emeritus Trustees are compensated for their services to the Fund by DHCM as part of the Administrative and Transfer Agency Services Agreement. The Independent Trustees were paid $378,028 in fees during the six months ended June 30, 2026 for the Fund Family consisting of the Diamond Hill Funds and the Fund. In addition, DHCM reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Contingencies and Commitments

The Fund indemnifies the Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund has entered into contracts that contain a variety of representations and warranties and provides general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Fund is determined in accordance with Federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year or period ended June 30, 2026 and December 31, 2025 were as follows:

	June 30, 2026	December 31, 2025
Distributions paid from:
Ordinary income	$5,914,257	$6,337,000
Long-term capital gains	—	—
Total distributions	$5,914,257	$6,337,000

The following information was computed on a tax basis for each item as of December 31, 2025:

Net unrealized appreciation on investments	$6,878,131
Undistributed ordinary income	249,293
Accumulated capital and other losses	(2,084,500)
Distributable earnings	$5,042,924

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Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

As of June 30, 2026, the Fund’s federal tax cost of investments and net unrealized appreciation (depreciation) on investments were as follows:

Tax cost of investments	$162,682,172
Gross unrealized appreciation	5,592,814
Gross unrealized depreciation	(1,614,582)
Net unrealized appreciation on investments	$3,978,232

For the latest tax year ended December 31, 2025, the capital loss carry forwards (“CLCFs”) were as follows.

CLCFs not subject to expiration:

No expiration - short-term	$2,084,500
No expiration - long-term	—
$2,084,500

Share Repurchase Program

The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange at this time. No secondary market is expected to develop for the Shares.

The Fund is an “interval fund,” which is designed to provide some liquidity to shareholders by making quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum allowable amount of 5% of its outstanding Shares at the NAV applicable to the class of Shares repurchased. Shareholders will receive written notice of each quarterly repurchase offer (“Repurchase Offer Notice”) that includes the date the repurchase offer ends (“Repurchase Request Deadline”) and the date the repurchase price will be determined (“Repurchase Pricing Date”). Shares will be repurchased at the NAV per Share determined on the Repurchase Pricing Date.

During the six months ended June 30, 2026, the Fund completed two quarterly repurchase offers. The results of the completed repurchase offers were as follows:

Commencement Date	February 25, 2026	May 27, 2026
Notice Date	February 25, 2026	May 27, 2026
Valuation Date	March 20, 2026	June 18, 2026
Valuation Date Net Asset Value – Class I Shares	$10.64	$10.66
Valuation Date Net Asset Value – Class R Shares	$10.64	$10.66
Shares Repurchased – Class I Shares	—	—
Shares Repurchased – Class R Shares	50,228	416,323
Value of Shares Repurchased – Class I Shares	$—	$—
Value of Shares Repurchased – Class R Shares	$534,420	$4,438,006
Percentage of Shares Repurchased – Class I Shares	—	—
Percentage of Shares Repurchased – Class R Shares	0.4%	2.6%
Percentage of Shares Repurchased – Total Fund	0.4%	2.6%

DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM 23

Diamond Hill Securitized Credit Fund
Notes to Financial Statements (Continued)
June 30, 2026 (Unaudited)

Subsequent Events

The Fund evaluated events from June 30, 2026 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements.

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Diamond Hill Securitized Credit Fund
Other Items
June 30, 2026 (Unaudited)

Proxy Voting

The investment Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies voted during the twelve-month period ended June 30 are available without charge upon request by calling the toll free number 1-888-226-5595, or through the Fund’s website at https://www.diamond-hill.com/investment-strategies/documents/funds/, or on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Portfolio Disclosure

The Fund files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Part F to Form N-PORT. The complete listing is available on the Commission’s website. Monthly portfolio holdings are also available on www.diamond-hill.com.

Trustee Approval of Investment Advisory Agreement

Not applicable.

Results of a Special Meeting of Shareholders

On December 10, 2025, Diamond Hill Investment Group, Inc. (“Diamond Hill”), First Eagle Investment Management, LLC (“First Eagle”) and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill would become a wholly owned subsidiary of First Eagle. Diamond Hill is the parent of DHCM. A special Meeting of Shareholders of the Diamond Hill Securitized Credit Fund (the “Fund”) was held on April 17, 2026, for the purpose of voting on the following:

(1)	To approve a new investment management agreement between the Fund and DHCM, the Fund’s current investment adviser, and

(2)	To elect nine Trustees to serve on the Board.

The voting results were as follows for Proposal 1:

Diamond Hill Securitized Credit Fund
Total Shares Outstanding	12,775,698
Total Shares Voted/% of Total	7,818,242/61.20%
Shares Voted For/% of Voted	6,058,851/77.50%
Shares Voted Against/% of Voted	0
Shares Abstained/% of Voted	5,744/0.07%

DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM 25

Diamond Hill Securitized Credit Fund
Other Items
June 30, 2026 (Unaudited) (Continued)

The voting results were as follows for Proposal 2:

	Total Shares Outstanding	Total Shares Voted/% of Total	Shares Voted For/% of Voted	Shares Voted Withhold/% of Voted
Candace K. Beinecke	12,775,698	7,818,242/61.20%	7,570,001/96.82%	248,241/3.18%
Peter W. Davidson	12,775,698	7,818,242/61.20%	7,582,631/96.99%	235,611/3.01%
Jean D. Hamilton	12,775,698	7,818,242/61.20%	7,573,250/96.87%	244,992/3.13%
William M. Kelly	12,775,698	7,818,242/61.20%	7,570,001/96.82%	248,241/3.18%
Paul J. Lawler	12,775,698	7,818,242/61.20%	7,570,001/96.82%	248,241/3.18%
Mandakini Puri	12,775,698	7,818,242/61.20%	7,582,631/96.99%	235,611/3.01%
Scott Sleyster	12,775,698	7,818,242/61.20%	7,582,631/96.99%	235,611/3.01%
John P. Arnhold	12,775,698	7,818,242/61.20%	7,573,250/96.87%	244,992/3.13%
Mehdi Mahmud	12,775,698	7,818,242/61.20%	7,573,250/96.87%	244,992/3.13%

Accordingly, on April 22, 2026, the transaction was completed. The new Investment Management Agreement and the newly elected Trustees were put in place.

26 DIAMOND HILL SECURITIZED CREDIT FUND | SEMI-ANNUAL REPORT | JUNE 30, 2026 | DIAMOND-HILL.COM

Diamond Hill Securitized Credit Fund
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

	Account value at the beginning of the period ($)	Account value at the end of the period ($)		Expenses paid during the period ($)		Annualized expense ratio (%)
	Actual	Actual	Hypothetical	Actual*	Hypothetical**	Actual

Class I	1,000.00	1,040.20	1,016.12	8.85	8.75	1.75%
Class R	1,000.00	1,042.40	1,018.10	6.84	6.76	1.35%

*	Actual expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 for Class I and multiplied by 181/365 for Class R.

**

Hypothetical expenses are equal to each Class’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

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INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, LLC

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DHSC-SAR063026

(b) Included with (a)

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a) The Registrant’s schedule(s) of investments is included in the Financial Statements under Item 1 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant has delegated proxy voting responsibilities with respect to the registrant to the investment adviser, subject to the general oversight of the board of trustees. The investment adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940 consistent with its fiduciary obligations and the Proxy Policy has been approved by the board of trustees of the registrant as the policies and procedures that the investment adviser will use when voting proxies on behalf of the registrant. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the registrant and its shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the interests of the registrant's shareholders, on one hand, and those of the investment adviser or principal underwriter on the other will be reported to the board of trustees and the board of trustees will provide direction to the investment adviser on how to vote the proxy.

The Proxy Policy sets forth the investment adviser’s voting guidelines. The guidelines contain information about the key objectives in voting proxies, various client and investment adviser decision methods, conflicts of interest, general voting principles, and detailed explanations on how the investment adviser will typically vote on certain matters that are typically up for shareholder vote. Each vote is ultimately determined on a case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a) Not required

(b) Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not required.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5) Change in the registrant’s independent public accountant: Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Securitized Credit Fund

By (Signature and Title)	/s/ Mehdi Mahmud
Mehdi Mahmud, Principal Executive Officer

Date:	August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mehdi Mahmud
Mehdi Mahmud, Principal Executive Officer

Date:	August 26, 2026

By (Signature and Title)	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date:	August 26, 2026